UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-05987
Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments March 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE

	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (81.3%)
$1,600	Jay Street Development Corporation, Fiscal 2001 Ser A-3	2.28%	04/07/05	$1,600,000
	Long Island Power Authority,
100	Electric Systems Subser 1B	2.28	04/01/05	100,000
1,900	Electric Ser 7 Subser 7 B (MBIA)	2.23	04/07/05	1,900,000
1,495	Metropolitan Transportation Authority, ROCs II-R Ser 263 (FSA)	2.30	04/07/05	1,495,000
1,500	Monroe County Industrial Development Agency, St John Fisher College Ser 2005 (Radian)	2.33	04/07/05	1,500,000
300	Nassau County Industrial Development Agency, 1999 Cold Spring Harbor Laboratory	2.29	04/01/05	300,000
1,300	Nassau County Interim Finance Authority, Sales Tax Ser 2002 B (FSA)	2.21	04/07/05	1,300,000
	New York City,
2,000	Fiscal 2003 Subser C-4	2.23	04/07/05	2,000,000
1,000	Fiscal 2004 Subser A-4	2.23	04/07/05	1,000,000
	New York City Housing Development Corporation,
2,000	James Tower Development 2002 Ser A	2.20	04/07/05	2,000,000
2,700	Multi Family Carnegie Park Ser 1997 A	2.23	04/07/05	2,700,000
	New York City Industrial Development Agency,
1,000	One Bryant Park LLC Ser 2004 A	2.32	04/07/05	1,000,000
1,000	One Bryant Park LLC Ser 2004 B	2.32	04/01/05	1,000,000
	New York City Municipal Water Finance Authority,
600	1994 Ser G (FGIC)	2.28	04/01/05	600,000
840	PUTTERs Ser 401	2.30	04/07/05	840,000
600	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 3 Subser 3E	2.28	04/01/05	600,000
1,000	New York State, Environmental Quality Ser 1998 G	1.75	08/04/05	1,000,000
	New York State Dormitory Authority,
2,000	Mental Health Services Facilities Ser 2003D - 2D (Ambac)	2.24	04/07/05	2,000,000
1,000	Mental Health Services Facilities Ser 2003F - 2C (FSA)	2.27	04/07/05	1,000,000
650	The Metropolitan Museum of Art Ser A	2.23	04/07/05	650,000
1,500	The New York Public Library Ser 1998 B (MBIA)	2.23	04/07/05	1,500,000
1,000	Upstate Community College Ser 2005 C (CIFG)	2.27	04/07/05	1,000,000
795	Yeshiva University Ser 2004 ROCs II-R 4558 (Ambac)	2.30	04/07/05	795,000
3,000	New York State Energy Research & Development Authority, Long Island Lighting Co Ser 1997 A (AMT)	2.31	04/07/05	3,000,000
	New York State Housing Finance Agency,
1,200	20 River Terrace Housing 2002 Ser A	2.28	04/07/05	1,200,000
3,000	150 East 44th Street 2000 Ser A (AMT)	2.31	04/07/05	3,000,000
3,200	750 Sixth Avenue 1998 Ser A (AMT)	2.31	04/07/05	3,200,000
2,500	Historic Front Street 2003 Ser A	2.30	04/07/05	2,500,000
2,300	State Personal Income Tax Economic Development & Housing Ser 2005 C (FGIC)	2.28	04/07/05	2,300,000
1,700	New York State Local Government Assistance Corporation, Sub Lien Ser 2003 A-4V (FGIC)	2.26	04/07/05	1,700,000
	New York State Mortgage Agency,
1,500	Homeowner Mortgage Ser 122 (AMT)	2.26	04/07/05	1,500,000
1,000	Mortgage Ser 37 (AMT)	2.31	04/07/05	1,000,000
3,000	Oneida Indian Nation of New York, Ser 2002	2.28	04/07/05	3,000,000
1,000	Sales Tax Asset Receivable Corporation, 2004 Ser A Eagle # 20040048 Class A (Ambac)	2.30	04/07/05	1,000,000
1,800	Suffolk County Water Authority, Ser 2003 BANs	2.22	04/07/05	1,800,000
3,200	Triborough Bridge & Tunnel Authority, Ser 2002 F	2.28	04/07/05	3,200,000

	Puerto Rico
1,000	Commonwealth of Puerto Rico Public Improvement Bonds, Ser 2001-1 TOCs (FSA)	2.30	04/07/05	1,000,000

	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $57,280,000)			57,280,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	New York Tax-Exempt Commercial Paper (5.0%)
1,000	New York State, Environmental Quality Ser 1997 A	2.00%	05/19/05	2.00%	1,000,000
1,500	New York State Dormitory Authority, Columbia University 1997 Issue	2.00	04/11/05	2.00	1,500,000

	Puerto Rico
1,000	Puerto Rico Government Development Bank, Ser 1986	1.92	05/12/05	1.92	1,000,000

	Total New York Tax-Exempt Commercial Paper (Cost $3,500,000)				3,500,000

	New York Tax-Exempt Short-Term Municipal Notes (13.5%)
1,500	Board of Cooperative Educational Services,
	Erie, Chautauqua & Cattaraugus Counties Second Supervisory District Ser 2004 RANs, dtd 07/06/04	3.00	06/30/05	1.80	1,504,358
1,000	Westchester County Second Supervisory District Ser 2004 RANs, dtd 10/28/04	2.75	10/14/05	1.98	1,004,054
1,500	Brasher Falls Central School District, Ser 2004 BANs, dtd 07/09/04	3.00	07/08/05	1.75	1,504,947
1,000	Marlboro Central School District, Ser 2004 BANs, dtd 12/21/04	2.75	04/15/05	2.05	1,000,268
1,000	Spencer-Van Etten Central School District, Ser 2004 BANs, dtd 06/17/04	3.00	06/17/05	1.88	1,002,329
1,000	South Jefferson Central School District, RANs Ser 2005, dtd 01/20/05	3.00	06/28/05	2.25	1,001,799
1,500	Steuben-Allegany Board of Cooperative Educational Services, Sole Supervisory District RANs Ser 2004, dtd 06/29/04	3.00	06/30/05	1.78	1,504,431
1,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, Sole Supervisory District RANs Ser 2005, dtd 02/07/05	3.25	06/30/05	2.45	1,001,976

	Total New York Tax-Exempt Short-Term Municipal Notes (Cost $9,524,162)				9,524,162

	Total Investments (Cost $70,304,162) (a)			99.8%	70,304,162

	Other Assets in Excess of Liabilities			0.2	144,620

	Net Assets			100.0%	$70,448,782

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TOCs	Tender Option Certificates.
†	Rate shown is the rate in effect at March 31, 2005.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
CIFG	CIFG Assurance North America, Inc.
FSA	Financial Security Assurance Inc.
FGIC	Financial Guaranty Insurance Company.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005